Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade receivables [Abstract]
Trade receivables
	December 31, 2020	December 31, 2019
Receivables from other related parties (Note 20)	282	694
Receivables from third party customers	36,792	32,499
	37,074	33,193
Allowance for expected credit losses	(2,884)	(2,490)
Total trade receivables	34,190	30,703

Disclosure Of Trade Receivable Allowances
Amounts
Balance as at January 1, 2018	2,781
Provision for expected credit losses	76
Balance as at December 31, 2018	2,857
Provision for expected credit losses	341
Utilized provision	(708)
Balance as at December 31, 2019	2,490
Provision for expected credit losses	541
Utilized provision	(147)
Balance as at December 31, 2020	2,884